Segment information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Number of reportable segments | segment	2
Revenues (excluding gain on sale of drilling units)	$ 4,335	$ 4,997	$ 5,282
Depreciation and amortization	779	693	711
Operating Income - net income [Abstract]
Operating income	1,019	2,279	2,098
Unallocated items:
Total financial items and other	(1,561)	1,827	842
Income tax expense	(208)	(19)	(154)
Net (loss)/income	(750)	4,087	2,786
Book value on disposal	16,409	17,175
Assets held for sale	128	1,239
Investment in associated companies	2,590	2,898
Marketable securities	324	751
Goodwill	0	604	1,200
Cash and restricted cash	1,292	1,280
Other assets	2,727	2,350
Total assets	23,470	26,297
Capital expenditures - fixed assets	1,045	3,103	4,699
Floaters
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2,906	3,360	3,698
Depreciation and amortization	571	508	531
Operating Income - net income [Abstract]
Operating income	340	1,992	1,472
Unallocated items:
Book value on disposal	12,189	12,849
Goodwill	0	604
Capital expenditures - fixed assets	950	2,327	3,178
Jack up Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	1,293	1,478	1,175
Depreciation and amortization	208	185	163
Operating Income - net income [Abstract]
Operating income	664	275	450
Unallocated items:
Book value on disposal	4,220	4,326
Capital expenditures - fixed assets	95	776	1,371
Tender Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0	0	382
Depreciation and amortization	0	0	17
Operating Income - net income [Abstract]
Operating income	0	0	176
Unallocated items:
Book value on disposal	0	0
Capital expenditures - fixed assets	0	0	150
Other Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	136	159	27
Operating Income - net income [Abstract]
Operating income	$ 15	$ 12	$ 0